CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS — 71.0%
U.S. TREASURY OBLIGATIONS — 71.0%
United States Treasury Bill	2.30%	12/15/22	$75,000	$74,908,234
United States Treasury Bill	2.93%	01/19/23	75,000	74,602,028
United States Treasury Bill	3.07%	02/09/23	80,000	79,361,118
United States Treasury Bill	3.40%	03/09/23	100,000	98,845,914
United States Treasury Bill	4.11%	04/13/23	110,000	108,260,656
United States Treasury Bill	4.55%	05/04/23	115,000	112,820,194
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $549,534,205)				548,798,144

MONEY MARKET DEPOSIT ACCOUNT — 16.2%			NUMBER OF SHARES (000's)
U.S. Bank Money Market Deposit Account, 3.50%(a)			125,043	125,043,617
TOTAL MONEY MARKET DEPOSIT ACCOUNT				125,043,617
(Cost $125,043,617)

TOTAL SHORT-TERM INVESTMENTS				673,841,761
(Cost $674,577,822)
TOTAL INVESTMENTS — 87.2%
(Cost $674,577,822)				673,841,761

OTHER ASSETS IN EXCESS OF LIABILITIES — 12.8%				99,240,761
NET ASSETS — 100.0%				$773,082,522

*	Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.
(a)	The rate shown is as of November 30, 2022.

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

Futures contracts outstanding as of November 30, 2022 were as follows:

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
LONG CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
Amsterdam Index	Dec-22	164	$24,733,626	$433,487
Australian 3-Year Bond	Dec-22	1,459	106,960,130	710,398
Australian 10-Year Bond	Dec-22	419	34,315,048	985,115
Bank Acceptance	Mar-24	55	9,812,010	(4,326)
Brent Crude	Mar-23	96	8,351,040	110,345
CAC40 10 Euro	Dec-22	326	22,852,702	284,015
Coffee	Mar-23	80	5,097,000	168,340
Corn	Mar-23	695	23,178,250	39,798
Cotton No.2	Mar-23	263	11,126,215	(162,969)
DAX Index	Dec-22	116	43,509,959	(113,620)
Euro Stoxx 50	Dec-22	1,475	60,858,447	745,103
FTSE 100 Index	Dec-22	65	5,953,176	89,081
FTSE Taiwan Index	Dec-22	151	7,855,020	67,758
FTSE/MIB Index	Dec-22	105	13,457,434	88,855
Gasoline RBOB	Jan-23	40	4,006,296	40,395
IBEX 35 Index	Dec-22	67	5,824,868	158,837
JPN 10-Year Bond (Osaka Securities Exchange)	Dec-22	105	113,082,772	30,026
Kansas City Hard Red Winter Wheat	Mar-23	59	2,654,262	(45,775)
Live Cattle	Feb-23	185	11,519,950	83,634
London Metals Exchange Aluminum	Dec-22	1,235	75,798,125	2,979,370
London Metals Exchange Aluminum	Mar-23	280	17,360,000	410,234
London Metals Exchange Copper	Dec-22	1,707	351,631,331	20,750,223
London Metals Exchange Copper	Mar-23	513	105,681,206	1,906,103
London Metals Exchange Zinc	Dec-22	611	46,565,837	(505,149)
London Metals Exchange Zinc	Mar-23	425	32,262,812	1,758,364
Low Sulphur Gasoil G Futures	Jan-23	54	5,046,300	118,982
MSCI Singapore Exchange ETS	Dec-22	127	2,771,461	34,315
Nasdaq 100 E-Mini	Dec-22	29	6,984,505	72,996
Nikkie 225 (Osaka Securities Exchange)	Dec-22	52	10,558,911	(85,573)
NY Harbor Ultra-Low Sulfur Diesel	Jan-23	149	21,048,783	(1,307,774)
Platinum	Jan-23	107	5,560,255	398,546
S&P 500 E-Mini	Dec-22	337	68,769,062	1,304,883
S&P/TSX 60 Index	Dec-22	258	47,577,950	441,097
SGX Nifty 50	Dec-22	658	24,894,114	718,764
Silver	Mar-23	27	2,940,435	(40,830)
Soybean	Jan-23	44	3,232,900	24,444
Soybean Meal	Mar-23	283	11,772,800	334,109
Soybean Oil	Mar-23	646	27,240,528	(413,351)
SPI 200 Index	Dec-22	430	53,330,449	1,219,295
Sugar No. 11 (World)	Mar-23	10	219,856	(2,965)
Topix Index	Dec-22	141	20,319,357	306,983
WTI Crude	Jan-23	15	1,208,250	(6,076)
				$34,125,487

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
SHORT CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
3-Month Euro Euribor	Dec-23	495	$(124,969,497)	$(117,928)
90-DAY Bank Bill	Dec-23	59	(39,658,027)	(23,507)
90-Day Euro	Dec-23	1,375	(327,662,500)	(414,171)
Canadian 10-Year Bond	Mar-23	546	(51,038,204)	(397,796)
Cattle Feeder Futures	Jan-23	147	(13,264,913)	(147,446)
Cocoa	Mar-23	966	(24,130,680)	(225,857)
Copper	Mar-23	59	(5,513,550)	(156,805)
DJIA Mini E-CBOT	Dec-22	6	(1,037,970)	(17,438)
Euro BUXL 30-Year Bond Futures	Mar-23	54	(8,834,606)	(4,012)
Euro-Bobl	Mar-23	650	(80,429,874)	(31,603)
Euro-BTP	Mar-23	36	(4,339,570)	13,468
Euro-Bund	Mar-23	730	(106,524,485)	(91,679)
Euro-Oat	Dec-22	91	(12,930,602)	(378,638)
Euro-Schatz	Dec-22	48	(5,333,555)	(2,965)
FTSE China A50 Index	Dec-22	61	(774,395)	(26,644)
FTSE/JSE TOP 40	Dec-22	5	(199,272)	(3,856)
Gold 100 Oz	Feb-23	101	(17,774,990)	64,695
Hang Seng China Enterprises Index	Dec-22	30	(1,227,508)	(77,796)
Hang Seng Index	Dec-22	35	(4,171,035)	(55,468)
ICE Three Month SONIA Index Futures	Dec-23	88	(25,306,496)	(11,688)
iShares MSCI EAFE ETF	Dec-22	24	(2,375,760)	(236,336)
London Metals Exchange Aluminum	Dec-22	1,235	(75,798,125)	(3,512,620)
London Metals Exchange Aluminum	Mar-23	347	(21,514,000)	(1,031,706)
London Metals Exchange Copper	Dec-22	1,707	(351,631,331)	(23,452,839)
London Metals Exchange Copper	Mar-23	387	(79,724,419)	(853,899)
London Metals Exchange Zinc	Dec-22	611	(46,565,838)	(976,317)
London Metals Exchange Zinc	Mar-23	258	(19,585,425)	(129,296)
Long Gilt	Mar-23	109	(13,792,829)	(39,447)
MSCI Emerging Markets Index	Dec-22	51	(2,505,375)	(125,024)
Natural Gas	Jan-23	85	(5,890,500)	286,284
OMX Stockholm 30 Index	Dec-22	168	(3,362,208)	4,348
Palladium	Mar-23	7	(1,306,200)	13,452
Russell 2000 E-Mini	Dec-22	20	(1,887,500)	(33,729)
S&P Mid 400 E-Mini	Dec-22	21	(5,417,580)	(248,716)
U.S. Treasury 2-Year Notes	Mar-23	1,944	(399,218,627)	(946,410)
U.S. Treasury 5-Year Notes	Mar-23	387	(42,016,711)	(197,701)
U.S. Treasury 10-Year Notes	Mar-23	787	(89,324,500)	(547,517)
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-23	222	(28,194,000)	90,743
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-23	41	(5,587,531)	(108,166)
Wheat	Mar-23	254	(10,102,850)	555,858
				$(33,596,172)
Total Futures Contracts				$529,315

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2022 were as follows:

						UNREALIZED
				EXPIRATION		APPRECIATION/
CURRENCY PURCHASED		CURRENCY SOLD		DATE	COUNTERPARTY	(DEPRECIATION)
AUD	526,700,000	USD	348,784,403	Dec 21 2022	UBS	$9,055,736
BRL	220,950,000	USD	41,664,429	Dec 21 2022	UBS	737,677
CAD	738,100,000	USD	549,736,749	Dec 21 2022	UBS	(818,296)
CHF	51,450,000	USD	53,062,752	Dec 21 2022	UBS	1,473,050
CLP	42,150,000,000	USD	45,300,175	Dec 21 2022	UBS	1,867,388
CNH	189,200,000	USD	26,680,497	Dec 21 2022	UBS	217,768
COP	158,010,000,000	USD	33,493,950	Dec 21 2022	UBS	(881,655)
CZK	1,023,200,000	USD	41,211,033	Dec 21 2022	UBS	2,479,193
EUR	506,300,000	USD	506,667,716	Dec 21 2022	UBS	21,192,027
GBP	293,050,000	USD	334,735,072	Dec 21 2022	UBS	18,757,927
HUF	34,584,000,000	USD	81,664,997	Dec 21 2022	UBS	5,705,271
IDR	393,925,000,000	USD	26,095,876	Dec 21 2022	UBS	(1,062,198)
INR	5,733,000,000	USD	70,401,573	Dec 21 2022	UBS	(81,883)
JPY	52,938,000,000	USD	368,267,634	Dec 21 2022	UBS	16,238,643
KRW	78,585,000,000	USD	56,512,527	Dec 21 2022	UBS	3,083,791
MXN	3,354,300,000	USD	165,766,370	Dec 21 2022	UBS	7,424,861
NOK	1,093,200,000	USD	105,433,706	Dec 21 2022	UBS	5,666,143
NZD	435,700,000	USD	259,703,133	Dec 21 2022	UBS	14,933,479
PHP	5,076,000,000	USD	86,733,806	Dec 21 2022	UBS	2,993,181
PLN	558,075,000	USD	116,119,588	Dec 21 2022	UBS	7,606,885
SEK	1,528,800,000	USD	142,100,896	Dec 21 2022	UBS	3,714,007
SGD	261,375,000	USD	187,404,616	Dec 21 2022	UBS	4,689,508
TWD	1,837,800,000	USD	59,259,188	Dec 21 2022	UBS	317,159
USD	369,668,893	AUD	562,400,000	Dec 21 2022	UBS	(12,425,837)
USD	49,834,135	BRL	266,900,000	Dec 21 2022	UBS	(1,386,151)
USD	646,511,368	CAD	866,150,000	Dec 21 2022	UBS	2,363,261
USD	74,584,653	CHF	72,700,000	Dec 21 2022	UBS	(2,475,654)
USD	50,855,997	CLP	48,390,000,000	Dec 21 2022	UBS	(3,294,379)
USD	48,582,075	CNH	345,000,000	Dec 21 2022	UBS	(466,032)
USD	36,264,106	COP	171,600,000,000	Dec 21 2022	UBS	846,918
USD	55,118,426	CZK	1,367,600,000	Dec 21 2022	UBS	(3,277,541)
USD	416,994,703	EUR	413,200,000	Dec 21 2022	UBS	(13,800,568)
USD	371,450,568	GBP	323,350,000	Dec 21 2022	UBS	(18,591,956)
USD	73,077,002	HUF	30,018,000,000	Dec 21 2022	UBS	(2,758,086)
USD	67,752,903	IDR	1,048,075,000,000	Dec 21 2022	UBS	1,148,418
USD	65,170,822	INR	5,333,000,000	Dec 21 2022	UBS	(242,558)
USD	422,432,914	JPY	60,388,500,000	Dec 21 2022	UBS	(16,188,819)
USD	81,795,514	KRW	111,285,000,000	Dec 21 2022	UBS	(2,599,424)
USD	108,377,106	MXN	2,177,700,000	Dec 21 2022	UBS	(4,063,208)
USD	259,278,653	NOK	2,655,450,000	Dec 21 2022	UBS	(10,589,710)
USD	269,242,616	NZD	462,050,000	Dec 21 2022	UBS	(22,003,302)
USD	46,124,037	PHP	2,705,250,000	Dec 21 2022	UBS	(1,695,887)
USD	74,994,029	PLN	359,325,000	Dec 21 2022	UBS	(4,669,125)
USD	140,793,116	SEK	1,516,950,000	Dec 21 2022	UBS	(3,891,550)
USD	172,311,876	SGD	242,709,000	Dec 21 2022	UBS	(6,063,917)
USD	116,808,315	TWD	3,637,800,000	Dec 21 2022	UBS	(1,119,007)
USD	70,813,217	ZAR	1,286,000,000	Dec 21 2022	UBS	(3,467,103)
ZAR	1,993,600,000	USD	114,630,398	Dec 21 2022	UBS	521,426
Total Forward Foreign Currency Contracts						$(4,880,129)

AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	PHP	Philippine Peso
COP	Columbian Peso	PLN	Polish Zloty
CZK	Czech Koruna	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	TWD	Taiwan New Dollar
HUF	Hungarian Forint	UBS	Union Bank of Switzerland
IDR	Indonesian Rupiah	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL SYSTEMATIC MACRO FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Systematic Macro Program is achieved by the Fund investing up to 25% of its total assets in the Campbell Systematic Macro Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $24,774,181, which represented 3.20% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$673,841,761	$673,841,761	$-	$-
Commodity Contracts
Futures Contracts	30,043,176	30,043,176	-	-
Equity Contracts
Futures Contracts	5,969,817	5,969,817	-	-
Interest Rate Contracts
Futures Contracts	1,829,750	1,829,750	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	133,033,717	-	133,033,717	-
Total Assets	$844,718,221	$711,684,504	$133,033,717	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(32,971,674)	$(32,971,674)	$-	$-
Equity Contracts
Futures Contracts	(1,024,200)	(1,024,200)	-	-
Interest Rate Contracts
Futures Contracts	(3,317,554)	(3,317,554)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(137,913,846)	-	(137,913,846)	-
Total Liabilities	$(175,227,274)	$(37,313,428)	$(137,913,846)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.